Trade accounts payable - Schedule of Trade Accounts Payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and Other Current Receivables [line items]
Trade accounts payable	R$ 513,877	R$ 596,044